Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Other Comprehensive Income (Loss), Net of Tax
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Other Comprehensive Income (Loss), Net of Tax
Fair Value, Measurements, Recurring | Level 3 | Loans Held-for-Sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		¥ 0
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	18
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	1,095
Gains or losses (realized/ unrealized), asset, total		1,113
Purchases, asset	[3]	2,457
Sales, asset		(5,776)
Settlements, asset	[4]	0
Transfers in and/or out of Level 3 (net), asset		176,055
Ending Balance, asset		173,849	¥ 0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	18
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	1,095
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		141,060	133,457	¥ 88,353
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	3,788	7,041	(1,065)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	1,238	6,941	14,870
Gains or losses (realized/ unrealized), asset, total		5,026	13,982	13,805
Purchases, asset	[3]	116,175	51,644	51,270
Sales, asset		(9,100)	(9,465)	(12,890)
Settlements, asset	[4]	(9,559)	(48,558)	(5,187)
Transfers in and/or out of Level 3 (net), asset		0	0	(1,894)
Ending Balance, asset		243,602	141,060	133,457
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	3,458	2,445	(1,228)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	1,713	7,116	14,729
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale debt securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		3,053	2,761	2,832
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	0	0	(115)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	278	292	44
Gains or losses (realized/ unrealized), asset, total		278	292	(71)
Purchases, asset	[3]	0	0	0
Sales, asset		0	0	0
Settlements, asset	[4]	0	0	0
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		3,331	3,053	2,761
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0	0	(115)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	278	291	44
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale debt securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		697	1,021	3,994
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	89	0	0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(1)	(1)	1
Gains or losses (realized/ unrealized), asset, total		88	(1)	1
Purchases, asset	[3]	5,922	0	0
Sales, asset		(1,554)	0	0
Settlements, asset	[4]	(416)	(323)	(974)
Transfers in and/or out of Level 3 (net), asset		0	0	(2,000)
Ending Balance, asset		4,737	697	1,021
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(16)	0	0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0	(1)	1
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale debt securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		137,310	129,675	81,527
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	3,699	7,041	(950)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	961	6,650	14,825
Gains or losses (realized/ unrealized), asset, total		4,660	13,691	13,875
Purchases, asset	[3]	110,253	51,644	51,270
Sales, asset		(7,546)	(9,465)	(12,890)
Settlements, asset	[4]	(9,143)	(48,235)	(4,213)
Transfers in and/or out of Level 3 (net), asset		0	0	106
Ending Balance, asset		235,534	137,310	129,675
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	3,474	2,445	(1,113)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	1,435	6,826	14,684
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		112,972	91,410	83,901
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	22,823	16,350	14,304
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	9,642	8,779	1,765
Gains or losses (realized/ unrealized), asset, total		32,465	25,129	16,069
Purchases, asset	[3]	4,685	24,606	2,001
Sales, asset		(7,223)	(26,795)	(4,718)
Settlements, asset	[4]	(2,336)	(768)	(5,518)
Transfers in and/or out of Level 3 (net), asset		0	(610)	(325)
Ending Balance, asset		140,563	112,972	91,410
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	22,113	4,555	14,042
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	9,509	8,743	1,769
Fair Value, Measurements, Recurring | Level 3 | Equity securities | Investment funds, and others
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		112,972	91,410
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	22,823	16,350
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	9,642	8,779
Gains or losses (realized/ unrealized), asset, total		32,465	25,129
Purchases, asset	[3]	4,685	24,606
Sales, asset		(7,223)	(26,795)
Settlements, asset	[4]	(2,336)	(768)
Transfers in and/or out of Level 3 (net), asset		0	(610)
Ending Balance, asset		140,563	112,972	91,410
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	22,113	4,555
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	9,509	8,743
Fair Value, Measurements, Recurring | Level 3 | Equity securities | Investment funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset			91,410	83,901
Gains or losses (realized/ unrealized), included in earnings, asset	[1]			14,304
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]			1,765
Gains or losses (realized/ unrealized), asset, total				16,069
Purchases, asset	[3]			2,001
Sales, asset				(4,718)
Settlements, asset	[4]			(5,518)
Transfers in and/or out of Level 3 (net), asset				(325)
Ending Balance, asset				91,410
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]			14,042
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]			1,769
Fair Value, Measurements, Recurring | Level 3 | Certain investment in affiliates
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		0
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	5
Gains or losses (realized/ unrealized), asset, total		5
Purchases, asset	[3]	2,506
Sales, asset		0
Settlements, asset	[4]	0
Transfers in and/or out of Level 3 (net), asset		0
Ending Balance, asset		2,511	0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	5
Fair Value, Measurements, Recurring | Level 3 | Derivative assets and liabilities (net)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		(3,772)	13,790	19,230
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(2,845)	(18,340)	(5,474)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(1,207)	778	34
Gains or losses (realized/ unrealized), asset, total		(4,052)	(17,562)	(5,440)
Purchases, asset	[3]	0	0	0
Sales, asset		0	0	0
Settlements, asset	[4]	0	0	0
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		(7,824)	(3,772)	13,790
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(2,845)	(18,340)	(5,474)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(1,207)	778	34
Fair Value, Measurements, Recurring | Level 3 | Derivative assets and liabilities (net) | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		(3,772)	13,790	19,230
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(2,845)	(18,340)	(5,474)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(1,207)	778	34
Gains or losses (realized/ unrealized), asset, total		(4,052)	(17,562)	(5,440)
Purchases, asset	[3]	0	0	0
Sales, asset		0	0	0
Settlements, asset	[4]	0	0	0
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		(7,824)	(3,772)	13,790
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(2,845)	(18,340)	(5,474)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(1,207)	778	34
Fair Value, Measurements, Recurring | Level 3 | Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		5,214	6,297	18,206
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(1,286)	(2,146)	(14,201)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	0	0	0
Gains or losses (realized/ unrealized), asset, total		(1,286)	(2,146)	(14,201)
Purchases, asset	[3]	1,153	1,835	2,713
Sales, asset		0	0	0
Settlements, asset	[4]	(405)	(772)	(421)
Transfers in and/or out of Level 3 (net), asset		0	0	0
Ending Balance, asset		4,676	5,214	6,297
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(1,286)	(2,146)	(14,201)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0	0	0
Fair Value, Measurements, Recurring | Level 3 | Other assets | Reinsurance recoverables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	[5]	5,214	6,297	18,206
Gains or losses (realized/ unrealized), included in earnings, asset	[1],[5]	(1,286)	(2,146)	(14,201)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2],[5]	0	0	0
Gains or losses (realized/ unrealized), asset, total	[5]	(1,286)	(2,146)	(14,201)
Purchases, asset	[3],[5]	1,153	1,835	2,713
Sales, asset	[5]	0	0	0
Settlements, asset	[4],[5]	(405)	(772)	(421)
Transfers in and/or out of Level 3 (net), asset	[5]	0	0	0
Ending Balance, asset	[5]	4,676	5,214	6,297
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[5]	(1,286)	(2,146)	(14,201)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[5]	0	0	0
Fair Value, Measurements, Recurring | Level 3 | Policy liabilities and policy account balances
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		198,905	266,422	300,739
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	6,343	(1,743)	(42,066)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	74	(467)	(1,248)
Gains or losses (realized/ unrealized), liability, total		6,417	(2,210)	(43,314)
Purchases, liability	[3]	0	0	0
Sales, liability		0	0	0
Settlements, liability	[4]	(28,754)	(69,727)	(77,631)
Transfers in and/or out of Level 3 (net), liability		0	0	0
Ending Balance, liability		163,734	198,905	266,422
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	6,343	(1,743)	(42,066)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	74	(467)	(1,248)
Fair Value, Measurements, Recurring | Level 3 | Policy liabilities and policy account balances | Variable annuity and variable life insurance contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability	[6]	198,905	266,422	300,739
Gains or losses (realized/ unrealized), included in earnings, liability	[1],[6]	6,343	(1,743)	(42,066)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2],[6]	74	(467)	(1,248)
Gains or losses (realized/ unrealized), liability, total	[6]	6,417	(2,210)	(43,314)
Purchases, liability	[3],[6]	0	0	0
Sales, liability	[6]	0	0	0
Settlements, liability	[4],[6]	(28,754)	(69,727)	(77,631)
Transfers in and/or out of Level 3 (net), liability	[6]	0	0	0
Ending Balance, liability	[6]	163,734	198,905	266,422
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[6]	6,343	(1,743)	(42,066)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[6]	¥ 74	¥ (467)	¥ (1,248)

[1]	Principally, gains and losses from available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
[5]	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”
[6]	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.